Employee Benefit Plans	12 Months Ended
Dec. 31, 2021
Employee benefit plans
Employee benefit plans

21. Employee benefit plans

The Group’s PRC subsidiaries are required by law to contribute certain percentages of applicable salaries for retirement benefits, medical insurance benefits, housing funds, unemployment and other statutory benefits. The PRC government is directly responsible for the payments of such benefits. The Group contributed RMB207,056, RMB159,607 and RMB 298,108 for the years ended December 31, 2019, 2020 and 2021, respectively, for such benefits.